S-K 1603(a) SPAC Sponsor	Feb. 17, 2026 USD ($) $ / shares
Spac Sponsor Line Items
SPAC Sponsor Name	MFH 2, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Material Roles and Responsibilities [Text Block]

Datuk Dr. Doris Wong Sing Ee has served as our Chief Executive Officer and Executive Director since November 19, 2025 and she is also the chief executive officer and executive director of Bio Green Med Solution, Inc. (Nasdaq: BGMS; formerly Cyclacel Pharmaceuticals, Inc.), a diversified company engaged in both the fire protection and biopharmaceutical industries, since February 26, 2025. Datuk Dr. Wong is a seasoned leader with more than 20 years of management experience across various industries ranging from oil and gas, property development, solar, engineering, advertising, food and beverage, raw materials and more. She specializes in business development, strategic consultancy and corporate advisory in mergers and acquisition and joint venture across Malaysia, Singapore, China, Japan, Thailand and Indonesia.

Since October 2020, Datuk Dr. Wong has served as Executive Director of Metronic Global Bhd, an investment holding company, where she has been optimizing financial operations, establishing business goals, advising the board of directors on organizational activities and executing special business projects. She has also been involved in various investment opportunities in business diversification, generating new revenue and increasing shareholders’ wealth.

Since February 2017, Datuk Dr. Doris Wong Sing Ee has been a non-independent non-executive director at Trive Property Group Bhd (0118.KL).

Datuk Dr. Wong served as an independent director and member of the audit committee and the compensation committee of Energem Corp from its initial public offering on November 16, 2021 until her appointment as Executive Director on January 27, 2023. Following Energem Corp’s completion of a series of transactions that resulted in its business combination with Graphjet Technology Sdn. Bhd., a Malaysian private limited company (“Graphjet”) on March 14, 2024, Datuk Dr. Wong served as a director of Graphjet until January 6, 2025.

Datuk Dr. Wong served as the Executive Director of BSL Corporation Berhad (KLSE: BSLCORP) from May 2024 to August 2025, a public listed company with its business segments constituting stamping and manufacturing of precision metal parts and fabrication of tools and dies, printed circuit boards (PCB) assembly of all types of electronics and electrical components, devices and systems, fabrication and forging of base metal components for consumer products. Previously, from January 2019 to September 2020, Datuk Dr. Doris Wong Sing Ee served as Chief Corporate Officer in Metronic Engineering Sdn. Bhd. (0043.KL) where she oversaw HR operations, set objectives for the HR team and helped shape the brand strategy of the company. Datuk Dr. Wong served as General Manager from 2015 to 2016 in Dai-Ichi Kikaku Sdn. Bhd. where she was overseeing and handling business development, client strategy and direction, creative, production, media planning, procurement and research. From 2012 to 2015, she served as Strategic Business Consultant for JLPW Law Firm where she handled mergers and acquisitions and joint venture deals internationally for various industries. From 2002 to 2012, Datuk Dr. Wong started her career as a Managing Director at Niagamatic Sdn. Bhd., where she controlled all business operations to give strategic guidance and directions to the board and staff to ensure the company achieved its financial vison, mission and long-term goals. We believe Datuk Dr. Wong is qualified to serve on our board of directors due to her extensive and varied deal experience throughout his career, including her prior special purpose acquisition company experience.

Datuk Dr. Wong holds a Doctor of Business Administration majoring in Environmental Social & Governance in 2025, and a Master of Corporate Governance in 2016, both from HELP University, Malaysia. She earned her Bachelor’s degree in Creative Multimedia, majoring in Media Innovation in 2003 from Multimedia University, Malaysia.

Ian Hanna has served as our Chief Operating Officer and Executive Director since November 19, 2025. Mr. Hanna is an accomplished investment banker and business leader with extensive experience in mergers and acquisitions, strategic partnerships, and capital raising. His career spans leadership roles in high-growth companies, start-ups, and global corporations, with a proven track record of guiding organizations through complex transactions and transformative growth. Most recently, Mr. Hanna has focused on leveraging his technical expertise and global network to deliver tailored investment banking solutions, enabling clients to access the capital and partnerships needed to fuel their growth. Since August 2024, Mr. Hanna has served as Chief Executive Officer of ARC Group Securities, a FINRA-registered broker-dealer that specializes in providing comprehensive capital markets and investment banking services to emerging growth and mid-market companies globally, with a focus on bridging Asia and western markets. Since November 2021, Mr. Hanna has worked with ARC Group Limited, first as a Managing Director and since March 2025 as a partner. Prior to that, from February 2021 to November 2021, Mr. Hanna served as Chief Executive Officer of Giga Carbon Neutrality, which is focused on carbon neutral energy solutions with a full ecosystem of products to support their deployment and usage.

Mr. Hanna began his career in the automotive industry, spending 15 years at General Motors, from March 2006 to February 2021, with assignments in the United States, South Korea, and China. During this time, he was instrumental in developing battery electric vehicle technologies from design to manufacturing and holds 10 patents and four defensive publications. He later served as Chief Executive Officer at Giga Carbon Neutrality, where he led a global team in delivering zero-emission transportation solutions, forging key technology partnerships, securing commercial contracts, and raising capital. Mr. Hanna holds both a Master of Science in Automotive/Manufacturing Engineering (2011) and a Bachelor of Science in Manufacturing Engineering from the University of Michigan (2006). We believe Mr. Hanna is qualified to serve on our board of directors due to his extensive industry and transactional experience including his significant special purpose acquisition company experience.

Kiu Cu Seng has served as our Chief Financial Officer since November 19, 2025. He is also the Chief Financial Officer and Executive Director of Bio Green Med Solution, Inc. (Nasdaq: BGMS; formerly Cyclacel Pharmaceuticals, Inc.), a diversified company engaged in both the fire protection and biopharmaceutical industries, a position he has held since February 26, 2025. Mr. Kiu brings extensive accounting and audit experience involving publicly listed companies, supported by his strong background in financial reporting and compliance. Prior to his current roles, Mr. Kiu served as Energem Corp’s Chief Financial Officer from August 12, 2021 through its completion of a series of transactions that resulted in its business combination with Graphjet on March 14, 2024.

Since March 2021, Mr. Kiu has served as Group Accountant for Sanichi Technology Bhd and he took on the role of Group Accountant at Computer Forms (Malaysia) Berhad from September 2022. In these capacities, he oversees the preparation of consolidation financial statements, ensures compliance with relevant accounting standards, and supports group-wide financial reporting, analysis and governance. Mr. Kiu served as Group Accountant for Trive Property Group Berhad and BCM Alliance Berhad from March 2021 to September 2025. From June 2019 to February 2021, Mr. Kiu held managerial roles at SBY & Partners PLT (formerly known as Siew Boon Yeong & Associates), a well-established professional accounting organization providing a comprehensive range of services ranging from audit and assurance, taxation and accounting where he specialized in auditing matters. Mr. Kiu graduated from Infrastructure University Kuala Lumpur in 2013 with a bachelor’s degree (with Honors) in Accounting and from Kuala Lumpur Infrastructure University College with a Diploma in Accounting in 2009. We believe Mr. Kiu is qualified to serve as the Chief Financial Officer due to his extensive accounting and financial experience throughout his career, including his prior special purpose acquisition company experience.

Our Independent Director Nominees

Dr. Satis Waran Nair Krishnan, who has agreed to serve as a member of our Board of Directors and as a member of the Audit Committee and Compensation Committee following the completion of this offering, also serves as a director of Bio Green Med Solution, Inc. (Nasdaq: BGMS) since April 2025, where he sits on the audit committee, compensation and organization committee, and nominating and governance committee.

Dr. Krishnan is a General Practitioner with Centric Health in Drogheda, County Louth, Ireland since September 2023. Prior to that, from October 2010 through August 2023, Dr. Krishnan served as a Medical Officer for the Ministry of Health Malaysia. He has extensive experience in public healthcare and primary care, having served in various clinical and leadership roles for more than a decade prior to his current role. He is also currently working closely with the Irish College of General Practitioners (ICGP) as part of ongoing professional development and training initiatives.

He completed advanced training in primary care dermatology through programs offered by the Association of Family Physicians of Malaysia (AFPM) and the Institute of Dermatology in Bangkok, Thailand.

Inigo Angel Laurduraj, who has agreed to serve as a member of our board of directors and chair of the audit committee and member of the compensation committee following the completion of this offering, also serves as a director of Bio Green Med Solution, Inc. (Nasdaq: BGMS) since April 2025 and chair of its audit committee, and member of its compensation and organization committee, and its nominating and the governance committee. Ms. Laurduraj brings extensive audit and accounting services to the Company over her 20 years in that industry. Ms. Laurduraj served as a Senior Accounting Manager at IOI Oleochemicals Sdn. Bhd., an edible oil refining and oleochemicals company for 11 years from 2007 through 2018. Prior to that, she served from 2005 through 2007 as an Auditor for Moore Stephens (now Moore Global), a global firm operating in 114 countries specializing in accounting and finance services, audit and assurance, fund services, private client services, corporate services, and tax services. Ms. Laurduraj earned an Association of Chartered Certified Accountants (ACCA) in 2015 and a Bachelors of Arts in Accounting in 2014. We believe Ms. Laurduraj’s accounting and audit experience qualifies her to serve on our board of directors.

Soon Ping (“Zara”) Pappas, who has agreed to serve as a member of our board of directors and chair of the Compensation Committee and Member of the Audit Committee following the completion of this offering, also serves as a director of Bio Green Med Solution, Inc. (Nasdaq: BGMS) since September 2025 and chair of its compensation and organization committee and member of its audit committee and the governance committee. Ms. Pappas brings more than 10 years of business and management experience to her new role on the Board. As a licensed and registered Occupational Therapy Assistant in the State of New York, Ms. Pappas has worked as an occupational therapy practitioner on Long Island, New York since 2023. Prior to that Ms. Pappas worked as an International Marketing Coordinator where she assisted in the planning, execution, and monitoring of international marketing campaigns across digital, print, and social media channels and worked with public relations, events, and operations teams to align international marketing with guest experiences. Ms. Pappas earned an Associate’s Degree in Applied Science from Suffolk Community College (New York) in 2024 (Dean’s List) and a Certificate in Business Studies from Segi College, Kuala Lumpur, Malaysia in 2010. Ms. Pappas is fluent in English, Mandarin, Cantonese, and Bahasa Melayu. We believe Ms. Pappas’ business and management experience qualifies her to serve on our board of directors.

Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Price Paid or to be Paid for Securities, Total Amount | $	$ 20,000
Working Capital [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00